UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach CA 92660
(Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2006


ITEM 1.     SCHEDULE OF INVESTMENTS.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2006
(Unaudited)
______________

Investment securities

Common Stocks	                     Shares       Fair Value   % of Net Assets

Financial

Diversified Financial
JP Morgan Chase                       3,100	     $129,084
Citigroup	                      2,600	      122,798
AXA SA - Sponsored ADR	              3,273           114,424
			                              366,306  	    13.04%
Insurance
St Paul Travelers  	              3,545           148,146
American Intl Group	              2,138	      141,300
				                      289,446       10.30%
Banking
Washington Mutual	              2,362	      100,668
Fremont General	                      4,410	       95,080
				                      195,748        6.97%
Real Estate
iSTAR Financial	                      3,360	      128,621	     4.58%
		Total - Financial		      980,121       34.88%

Consumer Staples
Tobacco
Carolina Group	                      4,091           193,382
Altria Group	                      2,431	      172,261
				                      365,643       13.01%
Conglomerate
Loews Corporation	              1,838	      186,006        6.62%

Media
Viacom-Class B	                      1,367	       53,040
CBS Corp *	                      1,367	       32,781
Discovery Holdings *                    640             9,600
				                       95,421        3.40%

Retail Distribution, hardline
Handleman	                      4,190	       40,224 	     1.43%
		Total - Consumer Staples	      687,294       24.46%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	      Shares	    Fair Value    % of Net Assets

Healthcare

Pharmaceuticals
Merck	                                2,818	     $ 99,278
Pfizer	                                3,950	       98,434
						      197,712         7.04%
Managed Care
Wellpoint *             	        1,754	      135,812         4.83%

Biotechnology
Amgen *	                                1,420	      103,305         3.68%
		Total - Healthcare		      436,829	     15.55%

Technology

Consumer Electronics
Nam Tai Electronics	                7,643	      175,101          6.23%

Wireless Communications
Nokia Corp - Sponsored ADR	        6,930	      143,590          5.11%

Software
Microsoft Corp	                        2,720	       74,011	       2.63%
     Total - Technology		                      392,702	      13.98%

Transportation

Railroads
Genesee & Wyoming *	                6,261	      192,087           6.84%

Air Freight
Federal Express	                        1,050	      118,587           4.22%
		Total - Transportation		      310,674          11.06%

Consumer, Cyclical

Retail, hardline
Carmax *	                        3,928	      128,367	        4.57%

Building Materials
Masco Corp          	                2,900	       94,221           3.35%
		Total - Consumer, Cyclical	      222,588           7.92%

Utilities
Energy
BP PLC Sponsored ADR	                1,265	       87,209
Chesapeake Energy Corp                  1,000          31,410
                                                      118,619           4.22%
Electric
American Electric Power	                1,513          51,472	        1.83%
		Total - Utilities		      170,091           6.05%

Total investment securities (cost - $2,101,468)	   $3,200,298         113.89%

*  Security did not pay a dividend during the previous twelve months.


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
March 31, 2006
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks	                       Shares	     Fair Value	   % of Net Assets

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)         13,565	    $1,761,144
Nasdaq 100 Shares                         400           16,772
		Total - Index		             1,777,916       63.27%

Consumer, Cyclical

Retail, softline
Hot Topic *	                        8,425          122,163
Bed, Bath & Beyond *	                2,400	        92,160
Wal-Mart Stores	                          500           23,620
				                       237,943        8.47%
Educational Services
Strayer Education	                1,115	       114,020
Apollo Group *	                        1,600	        84,016
				                       198,036        7.05%
Building Materials
Sherwin Williams	                1,020	        50,429	      1.79%
		Total - Consumer, Cyclical	       486,408	     17.31%

Technology

Retail, on-line
Amazon.com *	                        2,300	        84,019        2.99%

Internet Search
Google *                                  200           78,000        2.78%

Semiconductors
Maxim Integrated Products	        1,800	        66,870        2.38%

Leisure Goods & Services
Electronic Arts *	                1,150	        62,928        2.24%

Wireless Communications
Research In Motion *	                  675	        57,294	      2.04%
		Total - Technology		       349,111       12.42%

*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	        Shares	     Fair Value   % of Net Assets

Consumer Staples

Restaurants
Panera Bread *	                        3,200	      $ 240,576
P.F. Chang's China Bistro *	        2,195	        108,192
			Total - Consumer Staples        348,768        12.41%

Transportation

Air Freight
UPS	                                1,625	        128,993        4.59%

Airlines
JetBlue Airways *	                3,945	         42,290        1.51%
		Total - Transportation		        171,283        6.10%

Total securities sold short (proceeds - $2,332,790)   $3,133,485     111.51%


*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  May 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  May 29, 2006


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  May 29, 2006